STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Jan. 02, 2022
Share-based Payment Arrangement [Abstract]
Schedule of Stock-based Compensation Expense
The following table summarizes the stock-based compensation expense by line item in the Consolidated and Combined Statements of Operations:

	Fiscal Year Ended
(In thousands)	January 2, 2022	January 3, 2021	December 29, 2019
Cost of revenue	$1,250	$2,080	$1,642
Research and development	352	1,217	1,880
Sales, general and administrative	5,629	3,953	3,613
Total stock-based compensation expense	$7,231	$7,250	$7,135

Schedule of Nonvested Restricted Stock Units Activity
The following table summarizes the non-vested restricted stock units' activities under the 2020 Plan:

	Restricted Stock Units	Performance Stock Units
(In thousands)	Shares	Shares
Outstanding as of January 3, 2021	1,158	112
Granted	437	68
Vested	(439)	(28)
Forfeited	(87)	(39)
Outstanding as of January 2, 2022	1,069	113